Exhibit 99.1

World Omni Auto Receivables Trust 2016-B

Monthly Servicer Certificate

October 31, 2017

Dates Covered
Collections Period	10/01/17 - 10/31/17
Interest Accrual Period	10/16/17 - 11/14/17
30/360 Days	30
Actual/360 Days	30
Distribution Date	11/15/17

Collateral Pool Balance Data	$ Amount	# of Accounts
Pool Balance at 09/30/17	612,250,134.31	32,581
Yield Supplement Overcollateralization Amount 09/30/17	26,534,399.69	0
Receivables Balance 09/30/17	638,784,534.00	32,581
Principal Payments	22,998,580.82	640
Defaulted Receivables	2,451,214.35	120
Repurchased Accounts	0.00	0
Yield Supplement Overcollateralization Amount at 10/31/17	25,220,914.63	0
Pool Balance at 10/31/17	588,113,824.20	31,821

Pool Statistics	$ Amount	# of Accounts
Pool Factor	60.70%

Prepayment ABS Speed	1.63%

Aggregate Starting Principal Balance	1,010,382,244.86	45,848

Delinquent Receivables:
Past Due 31-60 days	10,584,687.58	546
Past Due 61-90 days	3,089,226.32	149
Past Due 91-120 days	746,552.77	49
Past Due 121+ days	0.00	0
Total	14,420,466.67	744

Total 31+ Delinquent as % Aggregate Ending Principal Balance	2.35%
Total 61+ Delinquent as % Aggregate Ending Principal Balance	0.63%
Delinquency Trigger Occurred	NO

Recoveries	1,386,749.93
Aggregate Net Losses/(Gains) - October 2017	1,064,464.42
Ratio of Net Loss to the Receivables Balance as of beginning of Collection Period (Annualized):
Current Net Losses Ratio	2.00%
Prior Net Losses Ratio	2.42%
Second Prior Net Losses Ratio	2.05%
Third Prior Net Losses Ratio	2.05%
Four Month Average	2.13%

Cumulative Net Loss as a % of Aggregate Starting Principal Balance	1.30%

Overcollateralization Target Amount	26,465,122.09
Actual Overcollateralization	26,465,122.09
Weighted Average APR	4.03%
Weighted Average APR, Yield Adjusted	6.05%
Weighted Average Remaining Term	53.11

Flow of Funds	$ Amount

Collections	26,408,781.84
Investment Earnings on Cash Accounts	22,159.11
Servicing Fee	(532,320.45)
Transfer to Collection Account	0.00
Available Funds	25,898,620.50

Distributions of Available Funds
(1) Asset Representation Reviewer Amounts (up to $150,000 per year)	0.00
(2) Class A Interest	590,033.47
(3) Noteholders' First Priority Principal Distributable Amount	0.00
(4) Class B Interest	37,497.75
(5) Noteholders' Second Priority Principal Distributable Amount	0.00
(6) Required Reserve Account	0.00
(7) Noteholders' Principal Distributable Amount	23,050,176.16
(8) Asset Representation Reviewer Amounts (in excess of 1)	0.00
(9)(a) Supplemental Reserve Amount	2,220,913.12
(9)(b) Distribution to Certificateholders	0.00

Total Distributions of Available Funds	25,898,620.50

Servicing Fee	532,320.45
Unpaid Servicing Fee	-
Change in amount of the unpaid servicing fee from the prior period	-

Note Balances & Note Factors	$ Amount

Original Class A	915,480,000.00
Original Class B	26,010,000.00

Total Class A & B
Note Balance @ 10/16/17	584,698,878.27
Principal Paid	23,050,176.16
Note Balance @ 11/15/17	561,648,702.11

Class A-1
Note Balance @ 10/16/17	0.00
Principal Paid	0.00
Note Balance @ 11/15/17	0.00
Note Factor @ 11/15/17	0.0000000%

Class A-2
Note Balance @ 10/16/17	159,208,878.27
Principal Paid	23,050,176.16
Note Balance @ 11/15/17	136,158,702.11
Note Factor @ 11/15/17	42.0242908%

Class A-3
Note Balance @ 10/16/17	324,000,000.00
Principal Paid	0.00
Note Balance @ 11/15/17	324,000,000.00
Note Factor @ 11/15/17	100.0000000%

Class A-4
Note Balance @ 10/16/17	75,480,000.00
Principal Paid	0.00
Note Balance @ 11/15/17	75,480,000.00
Note Factor @ 11/15/17	100.0000000%

Class B
Note Balance @ 10/16/17	26,010,000.00
Principal Paid	0.00
Note Balance @ 11/15/17	26,010,000.00
Note Factor @ 11/15/17	100.0000000%

Interest & Principal Payments	$ Amount

Total Interest Paid	627,531.22
Total Principal Paid	23,050,176.16
Total Paid	23,677,707.38

Class A-1
Coupon	0.70000%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-1 Holders	0.00

Class A-2
Coupon	1.10000%
Interest Paid	145,941.47
Principal Paid	23,050,176.16
Total Paid to A-2 Holders	23,196,117.63

Class A-3
Coupon	1.30000%
Interest Paid	351,000.00
Principal Paid	0.00
Total Paid to A-3 Holders	351,000.00

Class A-4
Coupon	1.48000%
Interest Paid	93,092.00
Principal Paid	0.00
Total Paid to A-4 Holders	93,092.00

Class B
Coupon	1.73000%
Interest Paid	37,497.75
Principal Paid	0.00
Total Paid to B Holders	37,497.75

Distribution per $1,000 of Notes	Total

Total Interest Distribution Amount	0.6665299
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	24.4826564
Total Distribution Amount	25.1491863

A-1 Interest Distribution Amount	0.0000000
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	0.0000000
Total A-1 Distribution Amount	0.0000000

A-2 Interest Distribution Amount	0.4504366
A-2 Interest Carryover Shortfall	0.0000000
A-2 Principal Distribution Amount	71.1425190
Total A-2 Distribution Amount	71.5929556

A-3 Interest Distribution Amount	1.0833333
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	0.0000000
Total A-3 Distribution Amount	1.0833333

A-4 Interest Distribution Amount	1.2333333
A-4 Interest Carryover Shortfall	0.0000000
A-4 Principal Distribution Amount	0.0000000
Total A-4 Distribution Amount	1.2333333

B Interest Distribution Amount	1.4416667
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000
Total B Distribution Amount	1.4416667

Noteholders' First Priority Principal Distributable Amount	0.00
Noteholders' Second Priority Principal Distributable Amount	0.00
Noteholders' Principal Distributable Amount	1,000.00

Account Balances	$ Amount

Reserve Account
Balance as of 10/16/17	6,735,869.70
Investment Earnings	4,589.76
Investment Earnings Paid	(4,589.76)
Deposit/(Withdrawal)	2,220,913.12
Balance as of 11/15/17	8,956,782.82
Change	2,220,913.12

Total Reserve Amount	8,956,782.82